Note 12 - Income Taxes (Detail) - Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision at statutory rate (in Dollars)									$ 2,700	$ 1,606	$ 827
Provision at statutory rate									34.00%	34.00%	34.00%
Tax-free income (in Dollars)									(1,095)	(1,071)	(993)
Tax-free income									(13.80%)	(22.70%)	(40.90%)
Nondeductible interest expense (in Dollars)									48	61	76
Nondeductible interest expense									0.60%	1.30%	3.10%
Other (in Dollars)									9		2
Other									0.10%	0.00%	0.20%
Actual tax expense and effective rate (in Dollars)	$ 270	$ 494	$ 463	$ 435	$ 277	$ 175	$ (1)	$ 145	$ 1,662	$ 596	$ (88)
Actual tax expense and effective rate									20.90%	12.60%	(3.60%)